BlackRock Advantage Global Fund, Inc.

BlackRock Advantage U.S. Total Market Fund, Inc.

BlackRock Asian Dragon Fund, Inc.

BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock California Municipal Series Trust

BlackRock California Municipal Opportunities Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock FundsSM

BlackRock Advantage Emerging Markets Fund

BlackRock Advantage ESG U.S. Equity Fund

BlackRock Advantage International Fund

BlackRock Advantage Large Cap Growth Fund

BlackRock Advantage Small Cap Core Fund

BlackRock Advantage Small Cap Growth Fund

BlackRock Commodity Strategies Fund

BlackRock Energy Opportunities Fund

BlackRock Global Long/Short Equity Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock High Equity Income Fund

BlackRock International Dividend Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Real Estate Securities Fund

BlackRock Tactical Opportunities Fund

BlackRock Technology Opportunities Fund

BlackRock Total Emerging Markets Fund

BlackRock Total Factor Fund

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock Managed Income Fund

BlackRock Multi-Asset Income Portfolio

BlackRock Funds III

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Dynamic 2065 Fund

BlackRock Funds IV

BlackRock Global Long/Short Credit Fund

BlackRock Systematic ESG Bond Fund

BlackRock Systematic Multi-Strategy Fund

BlackRock Funds V

BlackRock Core Bond Portfolio

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Income Fund

BlackRock Inflation Protected Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock Funds VI

BlackRock CoreAlpha Bond Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Large Cap Focus Growth Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Advantage Large Cap Core Fund

BlackRock Advantage Large Cap Value Fund

BlackRock Event Driven Equity Fund

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Dividend Series, Inc.

BlackRock Mid Cap Dividend Fund

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Opportunities Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust

BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Series, Inc.

BlackRock International Fund

BlackRock Strategic Global Bond Fund, Inc.

Managed Account Series II

BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 24, 2020

to the Statement of Additional Information of each Fund, as supplemented to date (each, an “SAI”)

Effective November 23, 2020 (the “Effective Date”), each Fund’s automatic conversion feature for Investor C Shares will be modified to reduce the conversion period from ten years to eight years. Beginning on the Effective Date, Investor C Shares of each Fund will automatically convert to Investor A Shares of the same Fund approximately eight years after the date of purchase. Certain Financial Intermediaries, including group retirement recordkeeping platforms, may not have been tracking such holding periods and therefore may not be able to process such conversions. In these instances, Investor C Shares held as of the Effective Date will automatically convert to Investor A Shares eight years after the Effective Date.

Effective November 23, 2020, Part II of each SAI is amended as follows:

The seventh paragraph of the section entitled “Purchase of Shares — Deferred Sales Charge Alternative — Investor C Shares” is deleted in its entirety and replaced with the following:

Each Fund has adopted an automatic conversion feature for Investor C Shares. Effective November 23, 2020, Investor C Shares held for approximately eight years will be converted into Investor A Shares, as set forth in each Fund’s Prospectus. In addition, accounts that do not have a financial intermediary associated with them are not eligible to hold Investor C Shares, and any Investor C Shares held in such accounts will be automatically converted to Investor A Shares.

The first and second paragraphs of the subsection entitled “Purchase of Shares — Deferred Sales Charge Alternative — Investor C Shares — Conversion of Investor C Shares to Investor A Shares” are deleted in their entirety and replaced with the following:

Effective November 23, 2020 (the “Effective Date”), approximately eight years after purchase, Investor C Shares of each Fund will convert automatically into Investor A Shares of that Fund (the “Investor C 8-Year Conversion”). Certain funds (the “Predecessor Funds”) were reorganized into new Funds (the “Successor Funds”) pursuant to reorganizations which occurred in September 2018. The holding period for Investor C Shares of Successor Funds includes the period such shares were held in the respective Predecessor Fund. It is the financial intermediary’s responsibility to ensure that the shareholder is credited with the proper holding period. As of the Effective Date, certain Financial Intermediaries, including group retirement recordkeeping platforms, may not have been tracking such holding periods and therefore may not be able to process such conversions. In such instances, Investor C Shares held as of the Effective Date will automatically convert to Investor A Shares approximately eight years after the Effective Date. If, as of November 23, 2028 (eight years after the Effective Date), a financial intermediary has not implemented systems or procedures to track holding periods commencing from the Effective Date, shareholders holding Investor C Shares through such financial intermediary will no longer be eligible to hold Investor C Shares and any such shares will convert to Investor A Shares as soon as reasonably practicable after such date.

In addition, accounts that do not have a financial intermediary associated with them are not eligible to hold Investor C Shares, and any Investor C Shares held in such accounts will be automatically converted into Investor A Shares (the “Investor C Direct Accounts Conversion” and together with the Investor C 8-Year Conversion, the “Investor C Conversions”).

Customers of certain Financial Intermediaries may be eligible for different share class exchange policies, as described in the “Intermediary — Defined Sales Charge Waiver Policies” section of the applicable Fund’s Prospectus.

Shareholders should retain this Supplement for future reference.

SAI-INVC-0920SUP